Tactical Conservative Allocation Fund

Class A Shares: TFALX

Class I Shares: TFAZX

Tactical Moderate Allocation Fund

Class A Shares: TFAMX

Class I Shares: TFAUX

Tactical Growth Allocation Fund

Class A Shares: TFAEX

Class I Shares: TFAFX

Each a Series of the Collaborative Investment Series Trust

Supplement to the Prospectus and Statement of Additional Information dated May 1, 2020 as previously supplemented.

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Effective March 24, 2021, Tuttle Tactical Management, LLC has changed its name to Tuttle Capital Management, LLC. Accordingly, all references to Tuttle Tactical Management, LLC are hereby deleted and replaced with Tuttle Capital Management, LLC.

This Supplement, dated March 24, 2021 and the Prospectus dated May 1, 2020, as previously supplemented, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-877-270-2848.